UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: October 14, 2016 to November 14, 2016

Commission File Number of issuing entity: 333-207074-01

Central Index Key Number of issuing entity: 0001675928

SG Commercial Mortgage Securities Trust 2016-C5

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207074

Central Index Key Number of depositor: 0001641120

SG Commercial Mortgage Securities, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001238163

Société Générale

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001558761

Cantor Commercial Real Estate Lending, L.P.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001542256

Natixis Real Estate Capital LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001632269

Benefit Street Partners CRE Finance LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001624053

Silverpeak Real Estate Finance LLC

(Exact name of sponsor as specified in its charter)

Jim Barnard (212) 278-6263

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4006840
38-4006841
38-7145147

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑SB			X
A‑M			X
B			X
C			X
X‑A			X
X‑B			X
X‑C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On November 14, 2016 a distribution was made to holders of the certificates issued by SG Commercial Mortgage Securities Trust 2016-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by SG Commercial Mortgage Securities, LLC (the "Depositor") and held by SG Commercial Mortgage Securities Trust 2016-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from October 14, 2016 to November 14, 2016, and there is no repurchase activity to report for that period.

The Depositor filed its latest Form ABS-15G on June 21, 2016. The CIK number of the Depositor is 0001641120.

Société Générale filed its most recent Form ABS-15G on February 5, 2016. The CIK number of Société Générale is 0001238163.

Cantor Commercial Real Estate Lending, L.P. filed its most recent Form ABS-15G on February 12, 2016. The CIK number of Cantor Commercial Real Estate Lending, L.P. is 0001558761.

Natixis Real Estate Capital LLC filed its most recent Form ABS-15G on April 28, 2016. The CIK number of Natixis Real Estate Capital LLC is 0001542256.

Benefit Street Partners CRE Finance LLC filed its most recent Form ABS-15G on February 9, 2016. The CIK number of Benefit Street Partners CRE Finance LLC is 0001632269.

Silverpeak Real Estate Finance LLC filed its most recent Form ABS-15G on February 2, 2016. The CIK number of Silverpeak Real Estate Finance LLC is 0001624053.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Wells Fargo Bank, N.A. has furnished the Depositor with the following information regarding legal proceedings with respect to itself:

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts.  On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice.  That same day, a group of institutional investors filed a civil complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted.  As with the prior state court action, the Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs.  The Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to (i) enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default purportedly caused by breaches by mortgage loan servicers, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief.  Other cases alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the same court by RMBS investors in these and other transactions, and these cases have been consolidated before the same judge.  A similar case was filed in NY state court by a different investor.  On January 19, 2016, an order was entered in connection with the Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Complaint; the District Court also allowed Plaintiffs to file amended complaints if they so chose, and three amended complaints have been filed. On March 28, 2016, the BlackRock Plaintiffs filed a new complaint in state court in San Francisco with regard to the trusts that had been dismissed in the District Court’s January 19 Order; that action was dismissed on September 28, 2016 and the court held that any claims relating to the trusts at issue must be filed in New York state court. Motions to Dismiss all of the actions are pending. There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for SG Commercial Mortgage Securities Trust 2016-C5, affirms the following amounts in the respective accounts:

Collection Account Beginning and Ending Balance
Prior Distribution Date:	10/13/2016	$0.00
Current Distribution Date:	11/14/2016	$0.00

*REO Account Beginning and Ending Balance
Prior Distribution Date:	10/13/2016	$0.00
Current Distribution Date:	11/14/2016	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for SG Commercial Mortgage Securities Trust 2016-C5, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	10/13/2016	$4,789.04
Current Distribution Date:	11/14/2016	$4,952.68

Interest Reserve Account Balance
Prior Distribution Date:	10/13/2016	$0.00
Current Distribution Date:	11/14/2016	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date:	10/13/2016	$0.00
Current Distribution Date:	11/14/2016	$0.00

The Depositor has been informed that the securities cannot currently be held through Clearstream Banking, société anonyme.

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by SG Commercial Mortgage Securities Trust 2016-C5, relating to the November 14, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

SG Commercial Mortgage Securities, LLC

(Depositor)

/s/ Jim Barnard

Jim Barnard, Director

Date: November 28, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by SG Commercial Mortgage Securities Trust 2016-C5, relating to the November 14, 2016 distribution.